Prepaid expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses.
Research and development		$ 1,167
Insurance	$ 2,582	158,007
Investor relations conferences and services	12,464	19,490
Administrative services and other	7,563	6,748
Prepaid expenses	$ 22,609	$ 185,412